Acquisitions and Divestitures (Details 2) - USD ($) $ in Millions		5 Months Ended	9 Months Ended	12 Months Ended
	May. 24, 2012	May. 24, 2012	Dec. 31, 2012	Dec. 31, 2012
Acquisitions
Proceeds from Contributed Capital			$ 3,323
Unaudited pro forma information
Operating Revenues				$ 1,659
Net Income				$ 143
EP Energy Global LLC
Unaudited pro forma information
Transition and restructuring costs			48
Severance charges			17
EP Energy Global LLC | Oil and natural gas properties located in the Gulf of Mexico and interest in Egypt
Unaudited pro forma information
Severance charges			$ 4
EP Energy Global LLC | Predecessor
Acquisitions
Acquisition price	$ 7,200
Proceeds from Contributed Capital	3,300
Proceeds from issuance of debt used to fund acquisition	4,250
Repayment of revolving line of credit	960
Unaudited pro forma information
Payment of transaction, advisory and other fees	330	$ 330
Transaction costs reflected in general and administrative expense		173
EP Energy Global LLC | Predecessor | Debt issue costs
Unaudited pro forma information
Payment of transaction, advisory and other fees	142	142
EP Energy Global LLC | Predecessor | Prepaid costs in other assets
Unaudited pro forma information
Payment of transaction, advisory and other fees	$ 15	$ 15